Semiannual Report May 31, 2001

Oppenheimer Select Managers
Gartmore Millennium
Growth Fund II


/LOGO/OppenheimerFunds/r/
The Right Way to Invest

OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

OBJECTIVE
OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II (1) seeks long-term capital appreciation.

NARRATIVE BY AARON HARRIS, PORTFOLIO MANAGER
The Fund was in line versus its relative benchmark since its inception on February 16, 2001 through May 31, 2001, slightly underperforming its benchmark, the Russell Midcap Growth Index,(2) for the period ended May 31, 2001. It proved to be a challenging time to be in the broad equity market, especially for growth investors. Given this environment, we attribute our performance primarily to careful and judicious stock selection in the energy, technology and financial sectors.

During February and March, investors faced a continuous stream of bad news: deteriorating economic indicators, falling consumer confidence and massive layoffs by technology-related companies. In an attempt to jumpstart the national economy, the Federal Reserve Board lowered interest rates twice in January and once in March, for a total cut of 150 basis points.

However, after a short spike following each interest rate cut, the equity markets slumped once again.The Russell Midcap Growth Index fell precipitously during February and March, reflecting investors' concerns with companies' eroding revenues, earnings warnings and slowing growth rates. March marked the end of one of the worst quarters on record for stocks, as earnings warnings precipitated across-the-board selling.

April and May saw a welcome reversal of the previous two months. Encouraged by widespread hints of market stabilization, investors cautiously began to re-enter the equity markets. And two additional interest rate cuts by the Fed lowered the federal funds rate to 4%, helping to bolster stock valuations and reduce companies' cost of borrowing.

Against this backdrop, we continued to identify and invest in promising opportunities within the markets' shifting landscape. Our strategy seeks companies and industries that are undergoing positive fundamental change and can manipulate that change to produce unexpected earnings growth.To benefit the most from this growth, we try to uncover these prospects before the rest of the market does.

At the same time, we're not interested in "one-time miracles."We want to feel confident that our investments can sustain superior growth in both earnings and revenues. So, we also look for companies supported by innovative, visionary management teams, as well as a diverse revenue base comprising more than one or two products.

And each of our holdings must earn its place within our portfolio on a daily basis.We don't tolerate laggards. If we want to add a new security, we will often sell our weakest position.

This reporting period beautifully illustrated the strength of our approach.We were able to identify individual stocks that benefited from sector-wide trends, as well as those that delivered superior returns due to their leadership position within their industry. For example, one of our holdings, a large power generator, benefited from heightened energy demand during the period.Another, a major player in the field of oil and gas exploration and production, profited from high fuel prices.

In the technology arena, a major designer and producer of entertainment software capitalized on strong demand for video games, while a semiconductor company turned in good returns, thanks to fast chips rivaling the market leader's. And in the financial arena, one of our holdings significantly strengthened its auto financing business by deploying sophisticated technology that helps it track and manage its loans.

Over the long term, we feel that the technology sector will continue to exhibit the greatest degree of innovation, which we believe best positions the industry for favorable earnings growth.

At the same time, we recognize that many economic forecasts for the remainder of 2001 are predicting a broad-based slowdown in growth. It's not yet clear whether the past two months of improved performance are a temporary reprieve or actually the beginning of a long-term trend. So, we are spreading our investments over a number of sectors, having increased our allocation to energy, utilities, consumer cyclicals, financials and capital goods over the period.


2 Oppenheimer Select Managers Gartmore Millennium Growth Fund II

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OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

Although it is impossible to predict when the market will recover, we are reasonably confident that our carefully chosen stocks from several sectors will provide investors with ongoing strong returns over the long term. That's why we remain committed to our strategy of investing selectively in innovative companies in growing industries; and that's what makes Oppenheimer Select Managers Gartmore Millennium Growth Fund II part of The Right Way to Invest.


SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
1. The Fund's name was changed from "Oppenheimer Select Managers
Gartmore Millennium Growth Fund" on 5/11/01.
2. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.


3 Oppenheimer Select Managers Gartmore Millennium Growth Fund II

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
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STATEMENT OF INVESTMENTS                                                                          May 31, 2001 Unaudited

                                                                                                              MARKET VALUE
                                                                                             SHARES           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Common Stocks - 99.5%
-------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.6%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                                             800           $   38,096
-------------------------------------------------------------------------------------------------------------------------
METALS - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                     570               29,195
-------------------------------------------------------------------------------------------------------------------------
USX-U.S. Steel Group, Inc.                                                                    1,420               27,718
                                                                                                          ---------------
                                                                                                                  56,913
-------------------------------------------------------------------------------------------------------------------------
PAPER - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                       2,630               30,902
-------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 7.3%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.9%
-------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                        1,200               93,024
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Capstone Turbine Corp.                                                (1)                       400               13,148
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc.                                                     (1)                       530               15,084
-------------------------------------------------------------------------------------------------------------------------
Newpark Resources, Inc.                                               (1)                       900               11,610
-------------------------------------------------------------------------------------------------------------------------
Sony Corp., Sponsored ADR                                                                       400               31,240
                                                                                                          ---------------
                                                                                                                  57,934
-------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.9%
-------------------------------------------------------------------------------------------------------------------------
Covenant Transport, Inc., Cl. A                                       (1)                     2,030               35,139
-------------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                   2,000               84,780
-------------------------------------------------------------------------------------------------------------------------
Knight Transportation, Inc.                                           (1)                       640               17,946
-------------------------------------------------------------------------------------------------------------------------
Sanmina Corp.                                                         (1)                     1,900               51,414
                                                                                                          ---------------
                                                                                                                 189,279
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 1.2%
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 0.7%
-------------------------------------------------------------------------------------------------------------------------
IDT Corp.                                                             (1)                     1,300               33,969
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A                                    (1)                     1,500               23,880
-------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 9.0%
-------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 2.2%
-------------------------------------------------------------------------------------------------------------------------
Gentex Corp.                                                          (1)                       400               12,520
-------------------------------------------------------------------------------------------------------------------------
Lear Corp.                                                            (1)                       300               10,464
-------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                   3,500               81,760
                                                                                                          ---------------
                                                                                                                 104,744
-------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 1.3%
-------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                                                                                   1,090               63,569
-------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.8%
-------------------------------------------------------------------------------------------------------------------------
Extended Stay America, Inc.                                           (1)                     1,200               18,660
-------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                             400               18,944
-------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                     1,230               46,531
                                                                                                          ---------------
                                                                                                                  84,135
-------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                (1)                     1,100               42,801



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STATEMENT OF INVESTMENTS                                                                             Unaudited/Continued

                                                                                                              MARKET VALUE
                                                                                             SHARES           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Retail:  Specialty - 2.8%
-------------------------------------------------------------------------------------------------------------------------
Big Lots, Inc.                                                        (1)                     2,100           $   27,258
-------------------------------------------------------------------------------------------------------------------------
Charlotte Russe Holding, Inc.                                         (1)                       740               20,365
-------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                         (1)                     4,700               68,150
-------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                 (1)                       500               16,840
                                                                                                          ---------------
                                                                                                                 132,613
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.5%
-------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 6.1%
-------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Cl. A                                   (1)                     1,220               27,279
-------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                    (1)                     1,300               79,261
-------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special                                          (1)                     2,470              101,171
-------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Cl. A                                       (1)                     2,030               87,797
                                                                                                          ---------------
                                                                                                                 295,508
-------------------------------------------------------------------------------------------------------------------------
FOOD - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.                                                (1)                     1,270               46,292
-------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
-------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.                                                            300               17,844
-------------------------------------------------------------------------------------------------------------------------
ENERGY - 9.3%
-------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 6.9%
-------------------------------------------------------------------------------------------------------------------------
Arch Coal, Inc.                                                                               2,230               68,796
-------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                       (1)                       300               22,500
-------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 940               43,936
-------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Inc.                                               (1)                     1,560               79,326
-------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.                                             (1)                     1,210               32,222
-------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                             (1)                       560               43,512
-------------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.                                                                    780               41,691
                                                                                                          ---------------
                                                                                                                 331,983
-------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 2.4%
-------------------------------------------------------------------------------------------------------------------------
Cross Timbers Oil Co.                                                                         1,090               32,155
-------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co.                                                (1)                       800               12,680
-------------------------------------------------------------------------------------------------------------------------
Noble Affiliates, Inc.                                                                          950               39,435
-------------------------------------------------------------------------------------------------------------------------
Spinnaker Exploration Co.                                             (1)                       400               16,272
-------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                    390               15,210
                                                                                                          ---------------
                                                                                                                 115,752
-------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 6.5%
-------------------------------------------------------------------------------------------------------------------------
BANKS - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                                       1,000               31,030
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 5.9%
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                                         800               43,480
-------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                     800               52,088
-------------------------------------------------------------------------------------------------------------------------
eFunds Corp.                                                          (1)                     2,100               43,911
-------------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                                   700               45,962
-------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.                                                                       900               51,084
-------------------------------------------------------------------------------------------------------------------------
Synovus Financial Corp.                                                                       1,600               48,608
                                                                                                          ---------------
                                                                                                                 285,133



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
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STATEMENT OF INVESTMENTS                                                                              Unaudited/Continued

                                                                                                              MARKET VALUE
                                                                                             SHARES           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Healthcare - 20.3%
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 18.0%
-------------------------------------------------------------------------------------------------------------------------
Abgenix, Inc.                                                         (1)                     2,040           $   81,314
-------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                    300               18,990
-------------------------------------------------------------------------------------------------------------------------
Cephalon, Inc.                                                        (1)                       500               30,290
-------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                                             (1)                     1,200               88,872
-------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                                       (1)                     1,000               50,050
-------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division)                                      (1)                       500               53,470
-------------------------------------------------------------------------------------------------------------------------
IVAX Corp.                                                            (1)                     2,075               69,928
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               800               77,560
-------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.                                            (1)                     1,800               91,044
-------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                               200               16,940
-------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.                                      (1)                     2,200               83,974
-------------------------------------------------------------------------------------------------------------------------
Pharmaceutical HOLDRs Trust                                                                   1,000              101,040
-------------------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.                                             (1)                     1,400              103,894
                                                                                                          ---------------
                                                                                                                 867,366

-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.3%
-------------------------------------------------------------------------------------------------------------------------
AmeriSource Health Corp., Cl. A                                       (1)                       780               45,014
-------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                           900               64,791
                                                                                                          ---------------
                                                                                                                 109,805
-------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 28.7%
-------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Cabletron Systems, Inc.                                               (1)                     1,000               19,410
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 13.2%
-------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                           1,600               63,632
-------------------------------------------------------------------------------------------------------------------------
Advent Software, Inc.                                                 (1)                       500               32,630
-------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc.                                                    (1)                     1,800               43,020
-------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.                                          (1)                     2,056               43,484
-------------------------------------------------------------------------------------------------------------------------
eBay, Inc.                                                            (1)                     1,400               84,728
-------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.                                                 (1)                       940               55,357
-------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., Sponsored ADR                                                        550               37,400
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       (1)                     1,280               88,550
-------------------------------------------------------------------------------------------------------------------------
Peoplesoft, Inc.                                                      (1)                     1,500               60,525
-------------------------------------------------------------------------------------------------------------------------
Peregrine Systems, Inc.                                               (1)                     2,500               69,225
-------------------------------------------------------------------------------------------------------------------------
Rational Software Corp.                                               (1)                     1,700               40,970
-------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.                                                (1)                       220               14,500
                                                                                                          ---------------
                                                                                                                 634,021
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 7.8%
-------------------------------------------------------------------------------------------------------------------------
CIENA Corp.                                                           (1)                     1,500               81,225
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                   (1)                     5,100               98,226
-------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                     (1)                       400               35,400
-------------------------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                                                            600               17,544
-------------------------------------------------------------------------------------------------------------------------
ONI Systems Corp.                                                     (1)                     1,000               31,040
-------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                        (1)                     1,150               69,851
-------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                        820               43,058
                                                                                                          ---------------
                                                                                                                 376,344


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
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-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                             Unaudited/Continued

                                                                                                              MARKET VALUE
                                                                                             SHARES           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Electronics - 7.3%
-------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                          (1)                     1,510           $   42,658
-------------------------------------------------------------------------------------------------------------------------
Atmel Corp.                                                           (1)                     3,700               41,070
-------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                      (1)                     1,100               56,782
-------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                       1,300               62,400
-------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                                                (1)                       700               33,530
-------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                                          (1)                       880               75,337
-------------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                                          (1)                       800               40,808
                                                                                                          ---------------
                                                                                                                 352,585
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - 7.1%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.1%
-------------------------------------------------------------------------------------------------------------------------
Calpine Corp.                                                         (1)                       600               29,580
-------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                        370               24,531
-------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                             1,000               45,720
-------------------------------------------------------------------------------------------------------------------------
Mirant Corp.                                                          (1)                     1,200               47,160
                                                                                                          ---------------
                                                                                                                 146,991
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 4.0%
-------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc.                                                                                  1,700               83,810
-------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                   900               54,810
-------------------------------------------------------------------------------------------------------------------------
Enron Corp.                                                                                   1,000               52,910
                                                                                                          ---------------
                                                                                                                 191,530

-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $4,634,473)                                                 99.5%            4,786,601
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                0.5                21,684
                                                                                   -----------------    -----------------
NET ASSETS                                                                                   100.0%           $4,808,285
                                                                                   =================    =================


1.  Non-income-producing security.

See accompanying Notes to Financial Statements.





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

----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                                  May 31, 2001 Unaudited



----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $4,634,473) - see accompanying statement                                             $4,786,601
----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                    680,938
Interest and dividends                                                                                                2,465
Shares of beneficial interest sold                                                                                      250
Other                                                                                                                   580
                                                                                                              --------------
Total assets                                                                                                      5,470,834

----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                                                                                      644,202
----------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                                14,143
Distribution and service plan fees                                                                                    2,172
Transfer and shareholder servicing agent fees                                                                           101
Other                                                                                                                 1,931
                                                                                                              --------------
Total liabilities                                                                                                   662,549

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                       $4,808,285
                                                                                                              ==============

----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                  $5,249,420
----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                     (11,698)
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                           (581,565)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                          152,128
                                                                                                              --------------
NET ASSETS                                                                                                       $4,808,285
                                                                                                              ==============



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

----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                       May 31, 2001 Unaudited/Continued



----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,738,580 and 522,388 shares of beneficial interest outstanding)                                                     $9.07
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $9.62

----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $57,306
and 6,332 shares of beneficial interest outstanding)                                                                  $9.05

----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,492
and 1,160 shares of beneficial interest outstanding)                                                                  $9.04

----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred
sales charge) and offering price per share (based on net assets of $1,000                                             $9.06
and 110.4 shares of beneficial interest outstanding)

----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $907 and 100 shares of beneficial interest outstanding)                                                 $9.07


See accompanying Notes to Financial Statements.



 9  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

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

----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                                For the Period from February 16, 2001
                                                                           (inception of offering) to May 31, 2001 Unaudited


----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $16)                                                                  $6,667
----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                              5,833
                                                                                                              --------------
Total income                                                                                                         12,500

----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                      16,064
----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                               2,039
Class B                                                                                                                 548
Class C                                                                                                                   5
----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                 238
Class B                                                                                                                  18
----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                           2,325
----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                          1,458
----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                  877
----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                   626
                                                                                                              --------------
Total expenses                                                                                                       24,198

----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                 (11,698)

----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                                                                   (581,565)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                                152,128
                                                                                                              --------------
Net realized and unrealized loss                                                                                   (429,437)

----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              ($441,135)
                                                                                                              ==============


See accompanying Notes to Financial Statements.



10  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

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

----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                                   PERIOD ENDED
                                                                                                                   MAY 31, 2001(1)
                                                                                                                   UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment loss                                                                                                ($11,698)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                           (581,565)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                152,128
                                                                                                              --------------
Net decrease in net assets resulting from operations                                                               (441,135)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                                           5,183,948
Class B                                                                                                              37,472
Class C                                                                                                              10,000
Class N                                                                                                               1,000
Class Y                                                                                                                  --

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                    4,791,285
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                  17,000 (2)
                                                                                                              --------------
End of period (including accumulated net investment
loss of $11,698 for the period ended May 31, 2001)                                                               $4,808,285
                                                                                                              ==============


1.  For the period from February 16, 2001 (inception of offering) to May 31,
2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

See accompanying Notes to Financial Statements.



11  Oppenheimer Select Managers Gartmore Millennium Growth Fund II


----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Unaudited

                                        CLASS A          CLASS B          CLASS C          CLASS N          CLASS Y
                                        ------------------------------------------------------------------------------------
                                        PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                        MAY 31, 2001(1)  MAY 31, 2001(1)  MAY 31, 2001(1)  MAY 31, 2001(2)  MAY 31, 2001(1)
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period             $10.00           $10.00           $10.00            $9.06           $10.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.02)            (.17)            (.01)            (.03)            (.02)
Net realized and unrealized gain (loss)            (.91)            (.78)            (.95)             .03             (.91)
                                        ---------------- ---------------- ---------------- ---------------- ----------------
Total income (loss) from
investment operations                              (.93)            (.95)            (.96)              --             (.93)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.07            $9.05            $9.04            $9.06            $9.07
                                        ================ ================ ================ ================ ================

----------------------------------------------------------------------------------------------------------- ----------------
TOTAL RETURN, AT NET ASSET VALUE(3)               (9.30)%          (9.50)%          (9.60)%          0.00%            (9.30)%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $4,739              $57              $10               $1               $1
----------------------------------------------------------------------------------------------------------------------------

Average net assets (in thousands)                $4,505             $191               $2               $1               $1
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                               (0.82)%          (1.95)%          (1.39)%          (1.19)%          (0.70)%
Expenses                                           1.76%            2.61%            2.45%            1.58%            1.58%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            151%             151%             151%             151%             151%


1.  For the period from February 16, 2001 (inception of offering) to May 31,
2001.
2.  For the period from March 1, 2001 (inception of offering) to May 31, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


12  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

NOTES TO FINANCIAL STATEMENTS  Unaudited

1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers Gartmore Millennium Growth Fund II (the Fund), a series of Oppenheimer Select Managers, which operated under the name of Oppenheimer Select Managers Gartmore Millennium Growth Fund through May 10, 2001, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Villanova Mutual Fund Capital Trust (the Sub-Advisor).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.



13  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued

1.   SIGNIFICANT ACCOUNTING POLICIES  Continued
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                       PERIOD ENDED MAY 31, 2001(1)
                                                       SHARES               AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                                                   573,502               $5,657,509
Dividends and/or distributions reinvested                   --                       --
Redeemed                                               (52,514)                (473,561)
                                             ------------------     --------------------
Net increase                                           520,988               $5,183,948
                                             ==================     ====================

----------------------------------------------------------------------------------------
CLASS B
Sold                                                    62,763               $  547,145
Dividends and/or distributions reinvested                   --                       --
Redeemed                                               (56,531)                (509,673)
                                             ------------------     --------------------
Net increase                                             6,232               $   37,472
                                             ==================     ====================

----------------------------------------------------------------------------------------
CLASS C
Sold                                                     1,060               $   10,000
Dividends and/or distributions reinvested                   --                       --
Redeemed                                                    --                       --
                                             ------------------     --------------------
Net increase                                             1,060               $   10,000
                                             ==================     ====================

----------------------------------------------------------------------------------------
CLASS N
Sold                                                     110.4               $    1,000
Dividends and/or distributions reinvested                   --                       --
Redeemed                                                    --                       --
                                             ------------------     --------------------
Net increase                                             110.4               $    1,000
                                             ==================     ====================


14  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



2.   SHARES OF BENEFICIAL INTEREST  Continued

                                                       PERIOD ENDED MAY 31, 2001(1)
                                                       SHARES                AMOUNT
----------------------------------------------------------------------------------------
CLASS Y
Sold                                                        --               $       --
Dividends and/or distributions reinvested                   --                       --
Redeemed                                                    --                       --
                                             ------------------     --------------------
Net increase (decrease)                                     --               $       --
                                             ==================     ====================


(1) For the period from February 16, 2001 (inception of offering) to May 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to May 31, 2001, for Class N shares.

3.   PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended May 31, 2001, were $12,115,596 and $6,899,588, respectively.

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.20% of the first $400 million of average annual net assets of the Fund, 1.10% of the next $400 million and 1.00% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended May 31, 2001 was an annualized rate of 1.20%, before any waiver by the Manager if applicable.

SUB-ADVISOR FEES The Manager has retained Villanova Mutual Fund Capital Trust as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the period ended May 31, 2001, the Manager paid $5,363 to the Sub-Advisor.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. OFS is paid at an agreed upon per account fee.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
                   AGGREGATE     CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                   FRONT-END     FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                   SALES         CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                   CHARGES ON    RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                   CLASS A       DISTRIBUTOR                                          DISTRIBUTOR(1)
PERIOD ENDED       SHARES
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
May 31, 2001       $--           $--               $--              $1,493            $--             $--
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------

(1) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.






15  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued

------------------- ---------------------- ----------------------- ----------------------- ------------------------
PERIOD ENDED        CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
May 31, 2001        $--                    $--                     $--                     $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended May 31, 2001, payments under the Class A plan totaled $2,039 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.





16  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued

-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED MAY 31, 2001,
WERE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTOR'S
                                                                                    AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $548               $--             $--                          --%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN           5                --              --                          --
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN          --                --              --                          --
------------------- ------------------ --------------- ---------------------------- -----------------------



17 Oppenheimer Select Managers Gartmore Millennium Growth Fund II

OPPENHEMIER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II
A Series of Oppenheimer Select Managers


OFFICERS AND TRUSTEES          James C. Swain, Trustee and Chairman of the Board
                               Bridget A. Macaskill, Trustee and President
                               William L. Armstrong, Trustee
                               Robert G. Avis, Trustee
                               George C. Bowen, Trustee
                               Edward L. Cameron, Trustee
                               Jon S. Fossel, Trustee
                               Sam Freedman, Trustee
                               C. Howard Kast, Trustee
                               Robert M. Kirchner, Trustee
                               F. William Marshall, Jr., Trustee
                               Andrew J. Donohue, Vice President and Secretary
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary

     INVESTMENT ADVISOR        OppenheimerFunds, Inc.

     SUB-ADVISOR               Villanova Mutual Fund Capital Trust

     DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

     TRANSFER AND
     SHAREHOLDER SERVICING
     AGENT                     OppenheimerFunds Services

     CUSTODIAN OF PORTFOLIO
     SECURITIES                The Bank of New York

    INDEPENDENT AUDITORS       Deloitte & Touche LLP

    LEGAL COUNSEL              Myer, Swanson, Adams & Wolf, P.C.

    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

    For more complete information about Oppenheimer Select Managers Gartmore Millennium Growth Fund II, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at www.oppenheimerfunds.com.

    OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203.


   (C) Copyright 2001 OppenheimerFunds, Inc.  All rights reserved.




     18 Oppenheimer Select Managers Gartmore Millennium Growth Fund II


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

[Back Cover]

    RS0530.001.0531               July 30, 2001